Revenue Based on Country (Detail)	8 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	4 Months Ended	12 Months Ended		8 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012 UNITED STATES TransUnion Corp-Successor	Apr. 30, 2012 UNITED STATES TransUnion Corp-Predecessor	Dec. 31, 2011 UNITED STATES TransUnion Corp-Predecessor	Dec. 31, 2010 UNITED STATES TransUnion Corp-Predecessor	Dec. 31, 2012 SOUTH AFRICA TransUnion Corp-Successor	Apr. 30, 2012 SOUTH AFRICA TransUnion Corp-Predecessor	Dec. 31, 2011 SOUTH AFRICA TransUnion Corp-Predecessor	Dec. 31, 2010 SOUTH AFRICA TransUnion Corp-Predecessor	Dec. 31, 2012 CANADA TransUnion Corp-Successor	Apr. 30, 2012 CANADA TransUnion Corp-Predecessor	Dec. 31, 2011 CANADA TransUnion Corp-Predecessor	Dec. 31, 2010 CANADA TransUnion Corp-Predecessor	Dec. 31, 2012 Other Country TransUnion Corp-Successor	Apr. 30, 2012 Other Country TransUnion Corp-Predecessor	Dec. 31, 2011 Other Country TransUnion Corp-Predecessor	Dec. 31, 2010 Other Country TransUnion Corp-Predecessor
Segment Reporting Information [Line Items]
Revenue earned	79.00%	79.00%	79.00%	80.00%	7.00%	8.00%	9.00%	9.00%	5.00%	6.00%	6.00%	6.00%	9.00%	7.00%	6.00%	5.00%